Cover	Jan. 10, 2023
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 2 on Form 8-K/A (the “Amendment”) amends the Current Report on Form 8-K of TKB Critical Technologies 1 (the “Company”), filed on January 10, 2023 (the “Original Filing” and, as amended by Amendment No. 1 on Form 8-K/A filed on January 11, 2023, the “Amended Original Filing”), in which the Company reported its entry into a material definitive agreement relating to the Business Combination (as defined therein). This Amendment is being filed to correct and replace in their entirety slides 5 and 24 of the “Presentation for Investors of Wejo Group Limited,” dated January 10, 2023, attached as Exhibit 99.2 to the Original Filing. The full presentation with the corrected slides (the “Corrected Presentation”) is included with this Amendment. With the exception of the inclusion of the Corrected Presentation in replacement of Exhibit 99.2 to the Original Filing, there were no changes to the Amended Original Filing.
Document Period End Date	Jan. 10, 2023
Entity File Number	001-40959
Entity Registrant Name	TKB CRITICAL TECHNOLOGIES 1
Entity Central Index Key	0001860514
Entity Tax Identification Number	98-1601095
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	400 Continental Blvd
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	El Segundo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90245
City Area Code	(310)
Local Phone Number	426-2055
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	USCTU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	USCT
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	USCTW
Security Exchange Name	NASDAQ